Remuneration System for the Management Board and Employees of the Group - Summary of Stock Options of Related Parties (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Options of Related Parties [Line Items]
Exercised Stock Options	3,950
JeanPaul Kress M D [Member]
Stock Options of Related Parties [Line Items]
Outstanding	81,989	81,989
Additions	0
Forfeitures	0
Exercised Stock Options	0
Sung Lee [Member]
Stock Options of Related Parties [Line Items]
Outstanding	0	0
Additions	0
Forfeitures	0
Exercised Stock Options	0
Malte Peters M D [Member]
Stock Options of Related Parties [Line Items]
Outstanding	33,110	33,110
Additions	0
Forfeitures	0
Exercised Stock Options	0
Roland Wandeler Ph D [Member]
Stock Options of Related Parties [Line Items]
Outstanding	0	0
Additions	0
Forfeitures	0
Exercised Stock Options	0
Management board [member]
Stock Options of Related Parties [Line Items]
Outstanding	115,099	115,099
Additions	0
Forfeitures	0
Exercised Stock Options	0